Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 22.   Subsequent Events

VIA Promissory Notes

As of December 31, 2021, the company had invested $42.5 million in VIA, in the form of convertible promissory note. As of August 31, 2022, the company has invested an additional $24.6 million in VIA, in the form of the 2021 convertible promissory note ($12.9 million) and a new promissory note issued in May 2022 ($11.7 million). Both promissory notes bear interest at an annual rate of 4% and the new promissory note is due and payable in the event of the termination of the merger agreement on the twelve month anniversary date of such termination.

US Hybrid Escrow Shares

On July 12, 2022, the Company received 6.6 million shares of common stock back from the escrow agent pursuant to the triggering of a legal condition that permitted the Company to reclaim 100% of the shares held in escrow. The Company has concluded that the return of these shares do not constitute a change in the purchase consideration of US Hybrid and will account for this transaction as a Treasury Stock transaction in the third quarter is 2022.

US Hybrid Escrow Shares

On July 12, 2022, the Company received 6.6 million shares of common stock back from the escrow agent pursuant to the triggering of a legal condition that permitted the Company to reclaim 100% of the shares held in escrow. The Company has concluded that the return of these shares do not constitute a change in the purchase consideration of US Hybrid and will account for this transaction as a Treasury Stock transaction in the third quarter is 2022.

Convertible Debenture Amendment

On August 30, 2022, the Company and YA II PN agreed to amend the terms of the outstanding convertible note and entered into an amendment agreement dated August 29, 2022. As of August 29, 2022, the outstanding principal balance of the Original Debenture was $16.7 million. The amendments to the Original Debenture amended the principal amount to reflect the outstanding balance as of August 29, 2022, change the maturity date to January 29, 2023 and adjust the conversion price to the lower of $1.50 or 85.0% of the lowest daily VWAP during the 7 consecutive Trading Days immediately preceding the Conversion Date or other date of determination, but not lower than $0.20 per share of common stock. The Company shall not have the right to prepay any amounts due under the Amended Debenture prior to the Maturity Date without the Investor’s prior written consent.

Standby Equity Purchase Agreement

On September 1, 2022, the company entered into a SEPA with YA II PN. The Company will be able to sell up to sixty million of the Company’s shares of common stock, par value $0.001 per share (the at the Company’s request any time during the 36 months following the date of the SEPA’s entrance into force. The shares would be purchased at 95.0% of the Market Price (as defined below) and would be subject to certain limitations, including that YA could not purchase any shares that would result in it owning more than 5.0% of the Company’s common stock. Market Price is the lowest daily VWAP of the Common Shares during the three consecutive trading days commencing on the advance notice date, other than the daily VWAP on any excluded days. VWAP means, for any trading day, the daily volume weighted average price of the Common Shares for such trading day on the principal market during regular trading hours as reported by Bloomberg L.P.

Pursuant to the SEPA, the Company is required to register all shares which YA may acquire. The Company agreed to file with the SEC a Registration Statement (as defined in the SEPA) registering all of the shares of common stock that are to be offered and sold to YA pursuant to the SEPA. The Company is required to have a Registration Statement declared effective by the SEC before it can raise any funds using the SEPA.

Unless earlier terminated as provided under the SEPA, the SEPA shall terminate automatically on the earliest of (i) the first day of the month next following the 36-month anniversary of the Effective Date or (ii) the date on which the YA shall have made payment of Advances (as defined in the SEPA) pursuant to the SEPA for the Common Shares equal to the Commitment Amount (as defined in the SEPA).

Amendment to Standby Equity Purchase Agreement

On September 1, 2022, the company entered into a SEPA with YA II PN.  Subsequently, on September 15, 2022, the company amended the SEPA increasing the commitment amount from sixty million shares to one hundred fifty million shares. In addition, the shares to be provided as a commitment fee increased from six hundred thousand to one million five hundred thousand.

Future wind down of PRC Operations

On September 12, 2022, the Board authorized management to pursue a plan to wind down operations in China. We expect the plan to be finalized and initiated in the fourth quarter of 2022. The wind down is anticipated to be complete no later than the fourth quarter of 2023. In the year ended December 31, 2021, the company generated $29.7 million in revenues in the PRC, primarily from the sale of electric vehicle products. For the six months ended June 30, 2022, the company generated $28.9 million in revenues in the PRC. The carrying value of long lived assets in the PRC as June 30, 2022 was not material and cash held in the PRC was approximately 12.4 million as of June 30, 2022.

Note 26.   Subsequent Events

VIA Promissory Notes

As of December 31, 2021, the company had invested $42.5 million in VIA, in the form of convertible promissory note. As of August 31, 2022, the company has invested an additional $24.6 million in VIA, in the form of the 2021 convertible promissory note ($12.9 million) and a new promissory note issued in May 2022 ($11.7 million). Both promissory notes bear interest at an annual rate of 4.0% and the new promissory note is due and payable in the event of the termination of the merger agreement on the twelve month anniversary date of such termination.

Energica Loan Agreement

On January 7, 2022, the Company entered into a loan agreement with Energica. Pursuant to this loan agreement, the Company may advance up to €5.0 million ($5.7 million), in installments of €250,000 ($284,075), at an annual interest rate of Euribor plus 2.0%. The purpose of the loan is to provide working capital during the motorcycle manufacturing and purchasing season. The loan is unsecured, with interest payable semi-annually, on June 30 and December 31 of each year. The outstanding principal is due and payable in two installments, on June 30, 2024 and December 31, 2024.

Disposition of Seven Stars Energy Pte. Ltd.

On February 9, 2022, the Company transferred its 51.0% interest in Seven Stars Energy Pte. Ltd. for a nominal amount. The Company expects to record a loss resulting from the disposition of $0.5 million.

Energica Tender Offer

On September 15, 2021, the Company announced it had entered into an agreement to launch a voluntary conditional tender offer in concert with the founders of Energica for shares of Energica, pursuant to which Ideanomics plans to increase its investment from 20.0% in Energica to approximately 70.0%. The Energica founders shall continue to own 29.0% of Energica.

On February 9, 2022, the Company wired €52.5 million (approximately $60.3 million) to an escrow account in order to facilitate and fund the conditional tender offer. On March, 7, 2022 the Company announced that it had achieved the 90.0% threshold for the conditional tender offer. The transaction received final approval from Italian regulatory authorities and closed on March 14, 2022.

Timios Investment in Orangegrid

On May 20, 2022, Timios purchased 6.6 million Series A-1 preferred share units in Orangegrid for a total investment of $3 million. Orangegrid is a developer and vendor of software technologies which improve the operational efficiency and effectiveness of financial institutions and their service providers. Timios and Orangegrid also entered into a strategic partnership making Timios the preferred provider of title, escrow, valuation and asset management services within OrangeGrid’s GridReady default management ecosystem.

US Hybrid Escrow Shares

On July 12, 2022, the Company received 6.6 million shares of common stock back from the escrow agent pursuant to the triggering of a legal condition that permitted the Company to reclaim 100% of the shares held in escrow. The Company has concluded that the return of these shares do not constitute a change in the purchase consideration of US Hybrid and will account for this transaction as a Treasury Stock transaction in the third quarter is 2022.

Convertible Debenture Amendment

On August 30, 2022, the Company and YA II PN agreed to amend the terms of the outstanding convertible note and entered into an amendment agreement dated August 29, 2022. As of August 29, 2022, the outstanding principal balance of the Original Debenture was $16.7 million. The amendments to the Original Debenture amended the principal amount to reflect the outstanding balance as of August 29, 2022, change the maturity date to January 29, 2023 and adjust the conversion price to the lower of $1.50 or 85.0% of the lowest daily VWAP during the 7 consecutive Trading Days immediately preceding the Conversion Date or other date of determination, but not lower than $0.20 per share of common stock. The Company shall not have the right to prepay any amounts due under the Amended Debenture prior to the Maturity Date without the Investor’s prior written consent.

Standby Equity Purchase Agreement

On September 1, 2022, the company entered into a SEPA with YA II PN. The Company will be able to sell up to sixty million of the Company’s shares of common stock, par value $0.001 per share (the at the Company’s request any time during the 36 months following the date of the SEPA’s entrance into force. The shares would be purchased at 95.0% of the Market Price (as defined below) and would be subject to certain limitations, including that YA could not purchase any shares that would result in it owning more than 5.0% of the Company’s common stock. Market Price is the lowest daily VWAP of the Common Shares during the three consecutive trading days commencing on the advance notice date, other than the daily VWAP on any excluded days. VWAP means, for any trading day, the daily volume weighted average price of the Common Shares for such trading day on the principal market during regular trading hours as reported by Bloomberg L.P.

Pursuant to the SEPA, the Company is required to register all shares which YA may acquire. The Company agreed to file with the SEC a Registration Statement (as defined in the SEPA) registering all of the shares of common stock that are to be offered and sold to YA pursuant to the SEPA. The Company is required to have a Registration Statement declared effective by the SEC before it can raise any funds using the SEPA.

Unless earlier terminated as provided under the SEPA, the SEPA shall terminate automatically on the earliest of (i) the first day of the month next following the 36-month anniversary of the Effective Date or (ii) the date on which the YA shall have made payment of Advances (as defined in the SEPA) pursuant to the SEPA for the Common Shares equal to the Commitment Amount (as defined in the SEPA).

Amendment to Standby Equity Purchase Agreement

On September 1, 2022, the company entered into a SEPA with YA II PN. Subsequently, on September 15, 2022, the company amended the SEPA increasing the commitment amount from sixty million shares to one hundred fifty million shares. In addition, the shares to be provided as a commitment fee increased from six hundred thousand to one million five hundred thousand.

Future wind down of PRC Operations

On September 12, 2022, the Board authorized management to pursue a plan to wind down operations in China. We expect the plan to be finalized and initiated in the fourth quarter of 2022. The wind down is anticipated to be complete no later than the fourth quarter of 2023. In the year ended December 31, 2021, the company generated $29.7 million in revenues in the PRC, primarily from the sale of electric vehicle products. For the six months ended June 30, 2022, the company generated $28.9 million in revenues in the PRC. The carrying value of long lived assets in the PRC as June 30, 2022 was not material and cash held in the PRC was approximately $12.4 million as of June 30, 2022.